Simplify US Equity PLUS Convexity ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 97.2%
Equity Funds – 97.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $54,028,419) ...................................................... 121,395 $ 63,820,993
Number of
Contracts Notional Amount
Purchased Options – 3.7%
Puts – Exchange-Traded – 0.3%
S&P 500 Index, April Strike Price $4,075, Expires 4/19/24 ............... 170 $ 69,275,000 15,300
S&P 500 Index, May Strike Price $4,280, Expires 5/17/24 ............... 156 66,768,000 51,480
S&P 500 Index, June Strike Price $4,350, Expires 6/21/24 ............... 142 61,770,000 124,960
191,740
Calls – Exchange-Traded – 3.4%
S&P 500 Index, May Strike Price $5,280, Expires 5/17/24 ............... 23 12,144,000 208,035
S&P 500 Index, June Strike Price $5,350, Expires 6/21/24 ............... 122 65,270,000 1,190,720
S&P 500 Index, July Strike Price $5,480, Expires 7/19/24 ................ 115 63,020,000 826,850
2,225,605
Total Purchased Options (Cost $2,558,377) ........................................... 2,417,345
Shares
Money Market Funds – 1.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $763,855) ......................................................... 763,855 763,855
Total Investments – 102.1%
(Cost $57,350,651) ............................................................ $ 67,002,193
Liabilities in Excess of Other Assets – (2.1)% ......................................... (1,359,615)
Net Assets – 100.0% ............................................................ $ 65,642,578
Number of
Contracts Notional Amount
Written Options – (1.1)%
Puts – Exchange-Traded – (0.2)%
S&P 500 Index, April Strike Price $3,840, Expires 4/19/24 ............... (170) $ (65,280,000) $ (10,200)
S&P 500 Index, May Strike Price $4,025, Expires 5/17/24 ............... (156) (62,790,000) (35,490)
S&P 500 Index, June Strike Price $4,090, Expires 6/21/24 ............... (142) (58,078,000) (82,360)
(128,050)
Calls – Exchange-Traded – (0.9)%
S&P 500 Index, May Strike Price $5,525, Expires 5/17/24 ............... (23) $ (12,707,500) $ (28,060)
S&P 500 Index, June Strike Price $5,550, Expires 6/21/24 ............... (122) (67,710,000) (365,390)
S&P 500 Index, July Strike Price $5,750, Expires 7/19/24 ................ (115) (66,125,000) (186,875)
(580,325)
Total Written Options (Premiums Received $984,648) ................................... $ (708,375)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $26,286,500 have been pledged as collateral for options as of March 31, 2024.
(c) Rate shown reflects the 7-day yield as of March 31, 2024.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Summary of Investment Type††
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 97.2%
Purchased Options ............................................................................... 3.7%
Money Market Funds ............................................................................. 1.2%
Total Investments ................................................................................ 102.1%
Liabilities in Excess of Other Assets .................................................................. (2.1)%
Net Assets ..................................................................................... 100.0%